Share-Based Compensation - Deferred Share Awards (Details) (Deferred Shares [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Shares [Member]
Number of Shares
Outstanding (in shares)	2,005,445	2,055,984	2,155,366
Share awards granted (in shares)	3,843,987	1,768,299	1,206,958
Forfeited or failed to vest (in shares)	(728,976)	(364,383)	(670,056)
Vested deferred share awards (in shares)	(1,301,510)	(1,454,455)	(636,284)
Outstanding (in shares)	3,818,946	2,005,445	2,055,984
Weighted Average Exercise Price Per Share
Outstanding (in dollars per share)	$ 0.08	$ 0.08	$ 0.09
Share awards granted (in dollars per share)	$ 0.08	$ 0.08	$ 0.07
Forfeited or failed to vest (in dollars per share)	$ 0.08	$ 0.08	$ 0.09
Vested deferred share awards (in dollars per share)	$ 0.08	$ 0.08	$ 0.10
Outstanding (in dollars per share)	$ 0.08	$ 0.08	$ 0.08
Weighted Average Grant Date Fair Value Per Share	$ 9.98	$ 11.17	$ 6.39
Weighted Average Remaining Contractual Life	1 year 8 months 12 days	1 year 9 months 18 days	1 year 2 months 12 days
Aggregate Intrinsic Value
Outstanding	$ 13,287	$ 13,850	$ 6,162
Share awards granted	38,356	19,756	7,711
Vested deferred share awards	10,576	24,347	3,283
Outstanding	$ 16,880	$ 13,287	$ 13,850